Expense Example - Edgewood Growth ETF - Edgewood Growth ETF Shares	Jun. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 288